Cash and Cash Equivalents - Summary of Cash and Cash Equivalents by Geographic Area (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Cash	€ 20,322	€ 33,610	€ 54,475
Europe [member]
Disclosure of geographical areas [line items]
Cash	10,486	15,356
Asia [member]
Disclosure of geographical areas [line items]
Cash	5,069	13,449
North America [member]
Disclosure of geographical areas [line items]
Cash	3,261	3,659
South America [member]
Disclosure of geographical areas [line items]
Cash	1,337	1,061
Other [member]
Disclosure of geographical areas [line items]
Cash	€ 169	€ 85